Other comprehensive income - Items not reclassified to profit or loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 157
Spain
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 41
Discount rates	1.40%	1.50%
United Kingdom
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 121
Discount rates	2.49%	2.79%
Inflation rates	3.15%	3.12%
Brazil
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 276
Discount rate actuarial assumptions | Other Regions [Member]
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ (281)
Pension benefits | Brazil
Items not reclassified to profit or loss
Discount rates	9.53%	10.92%
Medical benefits | Brazil
Items not reclassified to profit or loss
Discount rates	9.65%	10.84%